Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
October 31, 2025
REI-NPRT1-1225
1.809106.122
Asset-Backed Securities - 1.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.6455% 3/20/2050 (b)(c)(d)(e)	2,250,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		0
UNITED STATES - 1.4%
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (b)	7,000,000	7,319,269
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,747,554	2,657,306
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	6,379,915	5,515,742
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	27,644,031	26,993,156
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	9,728,290	8,988,865
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	2,900,000	2,789,508
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	10,151,000	10,230,530
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	8,000,000	8,199,576
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	3,000,000	2,958,815
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (b)	2,000,000	2,057,176
TOTAL UNITED STATES		77,709,943
TOTAL ASSET-BACKED SECURITIES (Cost $81,520,788)		77,709,943

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5322% 7/1/2031 (c)(d)(f)	1,424,255	1,421,592
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (c)(d)(f)	9,740,000	9,618,250
		11,039,842
Wireless Telecommunication Services - 0.5%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.72% 1/25/2031 (c)(d)(f)	25,545,095	25,594,397
TOTAL COMMUNICATION SERVICES		36,634,239

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 2/6/2031 (c)(d)(f)	4,368,475	4,322,606
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 1/17/2031 (c)(d)(f)	3,950,150	3,932,058
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 8/2/2028 (c)(d)(f)	671,620	669,874
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.741% 11/8/2030 (c)(d)(f)	13,500,000	13,527,675
		22,452,213
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 12/31/2030 (c)(d)(f)	9,900,312	9,913,678
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(f)	9,850,500	4,399,331
		14,313,009
Financials - 0.2%
Financial Services - 0.2%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.0322% 1/9/2027 (c)(d)(e)(f)	13,324,090	12,990,988
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/31/2030 (c)(d)(f)	2,215,791	2,224,101
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/31/2030 (c)(d)(f)	1,940,775	1,944,016
		4,168,117
TOTAL UNITED STATES		90,558,566
TOTAL BANK LOAN OBLIGATIONS (Cost $95,798,405)		90,558,566

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 4.0934% 2/25/2042 (b)(d)(e)	18,363	9,162
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B3, 3.9683% 6/25/2043 (b)(d)(e)	29,014	22,921
TOTAL UNITED STATES		32,083
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,664)		32,083

Commercial Mortgage Securities - 20.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.6%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.5822% 4/15/2042 (b)(c)(d)	7,000,000	7,008,724
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9794% 7/15/2049 (d)	3,030,000	2,920,011
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	11,374,393	5,678,112
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (d)(e)	2,000,000	1,018,326
BANK Series 2021-BN38 Class C, 3.3253% 12/15/2064 (d)	3,505,000	2,932,170
BANK Series 2022-BNK41 Class C, 3.9158% 4/15/2065 (d)	4,433,000	3,975,301
BANK Series 2022-BNK42 Class C, 4.8802% 6/15/2055 (d)	6,500,000	5,921,427
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	2,000,000	1,455,346
BANK Series 2022-BNK44 Class AS, 5.9351% 11/15/2055 (d)	5,000,000	5,192,433
BANK Series 2023-5YR3 Class AS, 7.559% 9/15/2056 (d)	1,500,000	1,602,633
BANK Series 2023-5YR3 Class B, 7.559% 9/15/2056 (d)	2,000,000	2,103,311
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,409,000	1,492,542
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	5,000,000	5,368,133
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	1,129,000	925,767
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6994% 4/15/2053 (d)	2,067,000	1,757,864
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	5,250,000	4,441,720
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	2,000,000	1,921,491
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	2,000,000	1,488,715
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.7032% 12/15/2056 (d)	2,500,000	2,677,165
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5057% 9/15/2056 (d)	7,000,000	7,472,754
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.5057% 9/15/2056 (d)	7,000,000	7,363,829
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.3685% 11/15/2056 (d)	10,000,000	11,091,649
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.3685% 11/15/2056 (d)	10,000,000	10,977,617
BBCMS Mortgage Trust Series 2025-C32 Class A5, 5.72% 2/15/2062	5,000,000	5,344,717
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(d)(e)	3,427,000	17,135
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(d)(e)	5,141,000	12,852
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	500,000	440,221
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.5909% 5/15/2055 (d)	7,000,000	5,843,618
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.2893% 7/15/2055 (d)	2,000,000	1,844,040
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	3,828,000	2,722,639
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (b)	5,000,000	5,131,843
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.7231% 11/15/2041 (b)(c)(d)	7,035,000	7,065,778
BFLD Trust Series 2025-EWEST Class E, CME Term SOFR 1 month Index + 3%, 7.0322% 6/15/2042 (b)(c)(d)	5,000,000	5,021,939
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.3547% 8/15/2056 (d)	3,500,000	3,698,637
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.4854% 11/15/2056 (d)	10,000,000	10,627,448
BMO Mortgage Trust Series 2023-C5 Class B, 6.6946% 6/15/2056 (d)	4,750,000	5,024,209
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (d)	5,000,000	5,519,882
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	5,597,000	5,707,767
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	4,690,000	4,622,664
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.6181% 11/15/2042 (b)(c)(d)	10,000,000	9,974,604
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	20,898,990	18,827,679
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.7201% 5/15/2034 (b)(c)(d)	1,974,013	1,983,834
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	6,547,000	6,711,082
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.7205% 3/15/2041 (b)(c)(d)	3,593,002	3,583,312
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.7224% 4/15/2040 (b)(c)(d)	18,718,712	18,812,306
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.6783% 4/15/2034 (b)(c)(d)	5,181,000	5,000,845
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.3655% 12/15/2038 (b)(c)(d)	6,852,435	6,835,304
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.0926% 10/15/2036 (b)(c)(d)	17,232,000	17,167,785
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.3322% 6/15/2035 (b)(c)(d)	4,500,000	4,496,879
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	32,521,000	29,857,465
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.5467% 9/15/2036 (b)(c)(d)	9,688,281	9,679,198
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 6.9967% 9/15/2036 (b)(c)(d)	4,844,141	4,771,479
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.9216% 6/15/2041 (b)(c)(d)	14,200,000	14,200,000
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.97% 6/15/2041 (b)(c)(d)	8,250,000	8,259,959
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.7208% 4/15/2041 (b)(c)(d)	13,370,166	13,327,328
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.9724% 11/15/2041 (b)(c)(d)	4,748,600	4,757,503
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.9709% 11/15/2041 (b)(c)(d)	15,971,308	15,913,071
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.9735% 3/15/2030 (b)(c)(d)	23,408,703	23,262,398
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.9718% 3/15/2042 (b)(c)(d)	15,000,000	14,650,520
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.4415% 11/15/2038 (b)(c)(d)	12,155,705	12,095,563
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.7322% 1/15/2039 (b)(c)(d)	15,000,000	14,972,036
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.3822% 1/15/2039 (b)(c)(d)	6,200,000	6,188,440
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.2322% 1/15/2039 (b)(c)(d)	11,340,000	11,338,782
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.3312% 1/15/2039 (b)(c)(d)	4,367,000	4,338,095
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.2203% 2/15/2039 (b)(c)(d)	4,640,176	4,648,406
BX Trust Series 2025-DIME Class E, 7.0322% 2/15/2035 (b)(d)	15,000,000	14,990,661
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.9822% 6/15/2040 (b)(c)(d)	3,822,340	3,841,748
BX Trust Series 2025-OMG Class E, CME Term SOFR 1 month Index + 2.95%, 7.1% 10/15/2027 (b)(c)(d)	9,000,000	9,004,500
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.75% 10/15/2027 (b)(c)(d)	2,000,000	2,000,800
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	5,754,000	4,566,010
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)	3,353,000	163,804
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (b)	2,000,000	1,265,170
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.3597% 7/10/2028 (b)(d)	5,000,000	5,172,090
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 5.8524% 10/12/2040 (b)(d)	5,000,000	5,105,079
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (b)(d)	9,750,000	9,872,678
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2375% 5/15/2045 (b)(d)	1,138,456	1,043,456
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.6809% 3/10/2047 (b)(d)(e)	1,906,197	838,746
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2893% 2/10/2048 (d)	2,590,000	2,293,445
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	3,000,000	2,768,825
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	2,769,000	2,365,197
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	2,769,000	2,475,647
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.378% 9/15/2033 (b)(c)(d)	4,265,000	227,708
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.3843% 9/15/2033 (b)(c)(d)	4,265,000	78,433
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.9207% 8/15/2041 (b)(c)(d)	10,200,000	10,187,420
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.4635% 6/15/2034 (b)(c)(e)	7,120,000	3,427,985
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.6067% 5/9/2026 (b)(c)(d)	7,569,763	7,464,715
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	8,800,000	8,950,719
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 7.7624% 11/15/2038 (b)(c)(d)	15,320,347	15,223,807
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	5,000,000	5,091,557
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.5% 10/15/2042 (b)(c)(d)	8,000,000	8,065,000
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 8.25% 10/15/2042 (b)(c)(d)	6,000,000	6,056,250
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.6822% 12/15/2039 (b)(c)(d)	3,126,000	3,158,722
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1672% 8/10/2044 (b)(d)	8,899,000	8,042,267
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1672% 8/10/2044 (b)(d)	2,733,635	2,008,612
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1672% 8/10/2044 (b)(d)	8,138,000	2,158,824
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	7,897,000	23,691
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.5879% 11/10/2045 (b)(d)	4,217,448	4,109,060
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (b)(d)	1,908,000	1,738,188
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 6.929% 7/15/2035 (b)(c)(d)	3,808,000	3,464
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.0706% 9/10/2038 (b)(d)	9,000,000	8,992,094
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	13,500,000	13,540,799
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (b)(d)	4,300,000	4,363,162
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.481% 11/25/2041 (b)(c)(d)	4,000,000	4,003,978
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	20,270,000	19,761,280
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	8,640,000	8,501,918
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.7008% 1/15/2048 (b)(d)	2,398,000	2,098,514
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4144% 6/15/2051 (b)(d)	1,698,000	1,332,385
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(d)	3,369,190	3,292,502
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)	8,192,000	6,947,601
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	4,044,000	2,670,198
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3392% 4/15/2046 (d)	7,722,000	561,544
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	472,000	15,444
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)(e)	2,518,000	1,510
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)	8,161,000	20,238
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	5,039,000	507,607
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,000,000	381,039
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.3475% 4/15/2038 (b)(c)(d)	7,500,000	7,504,688
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	6,544,000	6,423,816
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.45% 8/15/2038 (b)(c)(d)	5,951,129	5,861,862
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.1% 8/15/2038 (b)(c)(d)	7,096,721	6,949,317
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.0322% 3/15/2042 (b)(c)(d)	5,000,000	4,975,378
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (b)	5,500,000	5,637,364
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.3474% 4/15/2038 (b)(c)(d)	19,680,800	19,693,101
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.5465% 5/15/2038 (b)(c)(d)	2,400,000	2,399,250
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.3475% 7/15/2038 (b)(c)(d)	3,182,000	3,171,062
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.0975% 7/15/2038 (b)(c)(d)	3,476,000	3,451,668
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.2914% 1/15/2039 (b)(c)(d)	3,444,000	3,440,771
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.9897% 1/15/2027 (b)(c)(d)	11,539,200	11,542,862
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.5322% 9/15/2040 (b)(c)(d)	5,250,000	5,238,970
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	4,200,000	4,280,153
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(d)	2,500,000	350,149
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8590% 10/15/2046 (b)(d)	5,670,988	5,278,839
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.8364% 5/15/2046 (d)	3,302,000	3,066,046
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9244% 5/15/2046 (b)(d)	2,231,000	2,043,392
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	2,765,000	2,460,389
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.3850% 6/15/2044 (b)(d)	1,677,410	1,661,173
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.385% 6/15/2044 (b)(d)	2,937,000	2,202,809
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5356% 6/15/2044 (b)(d)(g)	26,307,750	95,065
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1054% 7/15/2049 (b)(d)	863,845	848,407
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1054% 7/15/2049 (b)(d)	5,624,050	5,371,834
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1054% 7/15/2049 (b)(d)	5,049,500	4,754,791
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.2889% 5/15/2048 (b)(d)	5,193,000	4,369,286
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (b)	2,966,000	2,146,804
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,470,594	2,320,130
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	8,870,932	9,346,719
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	13,568,000	13,019,968
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	1,500,000	1,298,827
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	13,861,000	14,686,374
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6828% 5/15/2056 (d)	3,750,000	4,000,442
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	10,000,000	10,906,107
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1103% 12/15/2056 (d)	10,000,000	10,727,858
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(d)	5,000,000	5,090,684
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	18,754,000	18,950,660
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.7159% 11/15/2040 (b)(c)(d)	7,800,000	7,804,875
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.7475% 7/15/2038 (b)(c)(d)(e)	500,000	279,891
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.4975% 7/15/2038 (b)(c)(d)(e)	5,944,000	2,630,021
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	13,870,000	11,763,147
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(d)	12,000,000	11,976,450
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	10,000,000	10,020,259
Prm7 Trust Series 2025-PRM7 Class B, 4.8075% 11/10/2042 (b)(d)	4,000,000	3,936,000
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	1,799,134	1,833,904
Ride Series 2025-SHRE Class E, 7.8087% 2/14/2047 (b)(d)	5,000,000	5,108,909
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	13,372,000	14,106,278
SCG Trust Series 2025-SNIP Class E, 7.4322% 9/15/2042 (b)(d)	3,000,000	3,018,917
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.9725% 11/15/2034 (b)(c)(d)	5,597,000	5,603,960
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.2207% 11/15/2034 (b)(c)(d)	6,546,000	6,554,140
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	5,000,000	3,879,701
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.6322% 10/15/2041 (b)(c)(d)	9,376,000	9,381,860
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.383% 1/15/2039 (b)(c)(d)	14,615,000	14,271,059
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.1205% 11/15/2038 (b)(c)(d)	3,249,672	3,244,094
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.062% 11/15/2036 (b)(c)(d)	10,872,000	10,846,072
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.05% 11/15/2036 (b)(c)(d)	4,985,000	4,978,832
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.698% 11/15/2036 (b)(c)(d)	15,282,000	15,253,640
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.347% 11/15/2036 (b)(c)(d)	9,177,000	9,123,025
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.8925% 2/12/2041 (b)(d)	6,000,000	4,795,100
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	3,211,000	2,317,232
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.2711% 2/15/2042 (b)(c)(d)	19,400,000	19,278,750
Texas Coml Mortgage Trust Series 2025-TWR Class D, CME Term SOFR 1 month Index + 3.0906%, 7.1228% 4/15/2042 (b)(c)(d)	1,500,000	1,500,000
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	4,699,074	4,252,757
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,221,350	760,649
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.0475% 7/15/2039 (b)(c)(d)	6,685,000	5,689,718
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.1475% 7/15/2039 (b)(c)(d)(e)	800,000	568,894
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (b)(d)	7,000,000	7,118,304
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (b)(d)	5,000,000	5,099,670
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	6,979,000	3,882,707
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	2,314,000	1,967,332
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	883,000	748,574
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.9321% 7/15/2035 (b)(d)	5,250,000	5,301,212
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class B, 5.967% 10/15/2058	7,000,000	7,226,473
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)	503,530	181,280
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	3,955,000	1,271,719
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2021% 3/15/2045 (b)(d)	4,727,000	3,322,148
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9555% 5/15/2045 (b)(d)	3,046,471	2,795,198
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (b)(d)	10,000,000	10,240,946
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	6,725,000	4,051,813
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)(e)	2,541,000	838,530
TOTAL UNITED STATES		1,146,253,448
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,208,009,697)		1,146,253,448

Common Stocks - 21.8%
	Shares	Value ($)
UNITED STATES - 21.8%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
LGI Homes Inc (h)	51,900	2,118,039
Financials - 0.7%
Capital Markets - 0.1%
DigitalBridge Group Inc Class A	510,888	6,043,805
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Dynex Capital Inc	1,145,600	15,167,744
MFA Financial Inc	1,134,685	10,200,818
Rithm Capital Corp	385,699	4,231,118
Rithm Property Trust Inc (i)	1,275,264	3,404,955
		33,004,635
TOTAL FINANCIALS		39,048,440

Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp	58,900	1,281,075
Real Estate - 21.1%
Health Care REITs - 2.7%
CareTrust REIT Inc	284,800	9,868,319
Sabra Health Care REIT Inc	666,075	11,869,457
Ventas Inc	607,686	44,841,150
Welltower Inc	460,100	83,296,504
		149,875,430
Industrial REITs - 3.2%
Americold Realty Trust Inc	888,800	11,456,632
EastGroup Properties Inc	49,900	8,709,047
First Industrial Realty Trust Inc	438,400	24,234,752
LXP Industrial Trust	2,898,774	27,509,365
Prologis Inc	758,430	94,113,579
Rexford Industrial Realty Inc	252,600	10,437,432
Terreno Realty Corp	62,628	3,577,938
		180,038,745
Office REITs - 0.4%
Easterly Government Properties Inc (i)	341,480	7,382,798
Postal Realty Trust Inc Class A	878,500	13,010,585
		20,393,383
Residential REITs - 5.9%
American Homes 4 Rent Class A	480,500	15,183,800
AvalonBay Communities Inc	130,300	22,661,776
Elme Communities	668,747	11,000,888
Equity LifeStyle Properties Inc	1,195,596	72,991,137
Equity Residential	338,300	20,108,552
Essex Property Trust Inc	94,600	23,817,442
Invitation Homes Inc	2,151,300	60,559,095
Mid-America Apartment Communities Inc	23,106	2,962,882
Sun Communities Inc	323,900	41,005,740
UDR Inc	1,207,300	40,673,937
UMH Properties Inc	1,110,823	16,151,366
		327,116,615
Retail REITs - 1.9%
Acadia Realty Trust	280,626	5,351,538
Brixmor Property Group Inc	230,300	6,024,648
Curbline Properties Corp	592,918	13,672,689
Federal Realty Investment Trust	148,200	14,255,358
Kimco Realty Corp	771,700	15,943,322
Kite Realty Group Trust	558,100	12,356,334
Macerich Co/The	281,500	4,827,725
NNN REIT Inc	86,800	3,511,928
Realty Income Corp	356,182	20,651,432
Retail Value Inc (e)(h)	274,131	3
Simon Property Group Inc	46,200	8,120,112
SITE Centers Corp	296,459	2,173,044
		106,888,133
Specialized REITs - 7.0%
American Tower Corp	361,100	64,629,678
Crown Castle Inc	263,910	23,809,960
CubeSmart	231,100	8,705,537
Digital Realty Trust Inc	201,500	34,337,615
Equinix Inc	114,100	96,529,742
Extra Space Storage Inc	144,449	19,289,719
Gaming and Leisure Properties Inc	586,246	26,181,746
Lamar Advertising Co Class A	143,000	16,958,370
Public Storage Operating Co	117,100	32,619,376
SBA Communications Corp Class A	50,900	9,746,332
VICI Properties Inc	1,675,200	50,239,248
Weyerhaeuser Co	147,500	3,392,500
		386,439,823
TOTAL REAL ESTATE		1,170,752,129

TOTAL UNITED STATES		1,213,199,683
TOTAL COMMON STOCKS (Cost $1,055,833,943)		1,213,199,683

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $4,896,000)	4,896,000	4,864,176

Convertible Preferred Stocks - 3.5%
	Shares	Value ($)
UNITED STATES - 3.5%
Financials - 3.1%
Mortgage Real Estate Investment Trusts (REITs) - 3.1%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (c)(d)	673,972	16,552,752
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (c)(d)	930,100	23,122,286
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (c)(d)	1,152,034	28,962,136
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	192,992	4,905,857
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	626,604	15,038,496
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (c)(d)	773,686	17,067,513
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (c)(d)	298,683	7,706,021
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (c)(d)	1,024,554	25,101,573
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (c)(d)	342,711	8,684,296
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (c)(d)	1,023,942	25,659,987
		172,800,917
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	31,585	787,097
Industrial REITs - 0.4%
LXP Industrial Trust 6.5%	440,102	20,769,469
TOTAL REAL ESTATE		21,556,566

TOTAL UNITED STATES		194,357,483
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $183,419,699)		194,357,483

Non-Convertible Corporate Bonds - 35.1%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (b)	10,000,000	10,953,110
UNITED STATES - 34.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
WULF Compute LLC 7.75% 10/15/2030 (b)	11,085,000	11,515,929
Media - 0.1%
Lamar Media Corp 3.75% 2/15/2028	2,000,000	1,944,899
Lamar Media Corp 4% 2/15/2030	5,875,000	5,637,525
		7,582,424
TOTAL COMMUNICATION SERVICES		19,098,353

Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 1.9%
Choice Hotels International Inc 5.85% 8/1/2034	7,000,000	7,118,959
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)	17,765,000	16,366,334
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	12,000,000	11,404,030
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)	12,510,000	12,744,563
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)	3,800,000	3,895,109
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	18,265,000	16,886,780
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	3,000,000	3,002,178
Hyatt Hotels Corp 5.5% 6/30/2034	5,000,000	5,141,155
Las Vegas Sands Corp 6% 6/14/2030	10,000,000	10,454,547
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (b)	15,960,000	15,379,923
Times Square Hotel Trust 8.528% 8/1/2026 (b)	882,345	884,787
		103,278,365
Household Durables - 1.0%
Century Communities Inc 3.875% 8/15/2029 (b)	13,005,000	12,194,623
LGI Homes Inc 4% 7/15/2029 (b)	13,310,000	11,953,791
LGI Homes Inc 7% 11/15/2032 (b)	3,905,000	3,747,394
M/I Homes Inc 3.95% 2/15/2030	17,070,000	16,255,976
Tri Pointe Homes Inc 5.25% 6/1/2027	11,458,000	11,502,079
		55,653,863
TOTAL CONSUMER DISCRETIONARY		158,932,228

Financials - 0.1%
Financial Services - 0.1%
Rexford Industrial Realty LP 2.15% 9/1/2031	5,000,000	4,361,956
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sabra Health Care LP 3.2% 12/1/2031	14,000,000	12,707,789
Sabra Health Care LP 3.9% 10/15/2029	989,000	961,176
		13,668,965
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Williams Scotsman Inc 6.625% 4/15/2030 (b)	3,495,000	3,614,211
Williams Scotsman Inc 6.625% 6/15/2029 (b)	5,000,000	5,147,855
		8,762,066
Real Estate - 31.2%
Diversified REITs - 6.2%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	5,000,000	5,185,303
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (b)	5,075,000	4,920,312
Global Net Lease Inc 4.5% 9/30/2028 (b)	13,405,000	13,146,796
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	3,000,000	2,906,036
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	2,000,000	1,912,939
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	10,000,000	9,993,950
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	19,193,000	19,557,091
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	17,000,000	17,187,442
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037	6,660,000	6,611,099
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	22,000,000	21,897,822
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	19,500,000	21,097,557
Safehold GL Holdings LLC 2.8% 6/15/2031	7,000,000	6,446,285
Safehold GL Holdings LLC 2.85% 1/15/2032	18,250,000	16,211,904
Safehold GL Holdings LLC 6.1% 4/1/2034	22,410,000	23,635,225
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	18,035,000	16,168,343
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	8,875,000	8,306,342
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	26,000,000	25,784,545
VICI Properties LP 5.125% 5/15/2032	29,000,000	29,233,065
VICI Properties LP 5.625% 4/1/2035	20,000,000	20,399,522
VICI Properties LP 5.625% 5/15/2052	24,333,000	23,049,616
VICI Properties LP 5.75% 4/1/2034	575,000	594,499
VICI Properties LP 6.125% 4/1/2054	23,532,000	23,741,741
WP Carey Inc 2.25% 4/1/2033	5,000,000	4,180,142
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,759,130
WP Carey Inc 3.85% 7/15/2029	3,000,000	2,947,458
WP Carey Inc 5.375% 6/30/2034	7,000,000	7,187,776
XHR LP 4.875% 6/1/2029 (b)	10,000,000	9,775,309
		343,837,249
Health Care REITs - 2.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (b)	21,865,000	21,436,247
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	16,000,000	11,297,050
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	19,835,000	16,217,328
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	7,000,000	6,734,872
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	6,285,000	6,584,688
Omega Healthcare Investors Inc 3.25% 4/15/2033	18,000,000	15,888,372
Omega Healthcare Investors Inc 3.375% 2/1/2031	5,000,000	4,637,274
Ventas Realty LP 2.5% 9/1/2031	1,500,000	1,345,369
Ventas Realty LP 4.375% 2/1/2045	3,000,000	2,564,852
Ventas Realty LP 4.4% 1/15/2029	10,000,000	10,024,356
Ventas Realty LP 5% 1/15/2035	5,000,000	5,013,540
Ventas Realty LP 5.625% 7/1/2034	5,000,000	5,224,228
Ventas Realty LP 5.7% 9/30/2043	3,000,000	3,015,281
Welltower OP LLC 4.125% 3/15/2029	3,000,000	2,998,487
Welltower OP LLC 5.125% 7/1/2035	14,000,000	14,273,188
		127,255,132
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	7,000,000	6,798,791
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	3,115,000	3,189,978
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)	8,000,000	8,229,785
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)	5,575,000	5,754,052
RLJ Lodging Trust LP 3.75% 7/1/2026 (b)	4,000,000	3,969,436
RLJ Lodging Trust LP 4% 9/15/2029 (b)	4,835,000	4,565,808
		32,507,850
Industrial REITs - 1.4%
Lineage OP LP 5.25% 7/15/2030 (b)	10,500,000	10,636,209
LXP Industrial Trust 2.375% 10/1/2031	7,500,000	6,513,929
LXP Industrial Trust 2.7% 9/15/2030	4,422,000	4,056,909
LXP Industrial Trust 6.75% 11/15/2028	247,000	262,461
Prologis LP 5% 1/31/2035	5,000,000	5,063,001
Prologis LP 5% 3/15/2034	15,574,000	15,847,123
Prologis LP 5.125% 1/15/2034	5,000,000	5,136,251
Prologis LP 5.25% 3/15/2054	8,000,000	7,771,866
Prologis LP 5.25% 5/15/2035	7,000,000	7,210,064
Prologis LP 5.25% 6/15/2053	15,500,000	15,073,610
		77,571,423
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	8,000,000	7,444,261
Boston Properties LP 6.75% 12/1/2027	37,000	38,704
Hudson Pacific Properties LP 4.65% 4/1/2029	6,000,000	5,523,993
		13,006,958
Real Estate Management & Development - 3.5%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	24,400,000	23,997,606
Americold Realty Operating Partnership LP 5.6% 5/15/2032	10,000,000	10,113,906
CBRE Services Inc 5.5% 6/15/2035	5,000,000	5,158,667
CBRE Services Inc 5.95% 8/15/2034	16,750,000	17,911,196
CoStar Group Inc 2.8% 7/15/2030 (b)	2,000,000	1,830,118
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	11,165,000	11,253,795
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,799,017
Essex Portfolio LP 2.65% 3/15/2032	3,000,000	2,678,157
Essex Portfolio LP 5.5% 4/1/2034	22,077,000	22,961,049
Extra Space Storage LP 2.35% 3/15/2032	12,000,000	10,427,955
Extra Space Storage LP 2.55% 6/1/2031	2,000,000	1,801,164
Extra Space Storage LP 5.35% 1/15/2035	8,000,000	8,174,698
Extra Space Storage LP 5.4% 2/1/2034	15,000,000	15,418,448
Extra Space Storage LP 5.4% 6/15/2035	10,000,000	10,234,698
Extra Space Storage LP 5.5% 7/1/2030	5,000,000	5,212,106
Extra Space Storage LP 5.9% 1/15/2031	9,000,000	9,559,849
Forestar Group Inc 5% 3/1/2028 (b)	5,000,000	4,988,747
Kennedy-Wilson Inc 4.75% 2/1/2030	8,130,000	7,508,701
Kennedy-Wilson Inc 4.75% 3/1/2029	12,075,000	11,431,229
Kennedy-Wilson Inc 5% 3/1/2031	6,960,000	6,424,649
Tanger Properties LP 2.75% 9/1/2031	5,000,000	4,492,342
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)	1,798,000	1,815,958
		195,194,055
Residential REITs - 3.9%
American Homes 4 Rent LP 2.375% 7/15/2031	9,000,000	7,984,677
American Homes 4 Rent LP 3.375% 7/15/2051	2,425,000	1,662,259
American Homes 4 Rent LP 3.625% 4/15/2032	27,000,000	25,354,196
American Homes 4 Rent LP 4.3% 4/15/2052	8,500,000	6,834,696
American Homes 4 Rent LP 4.9% 2/15/2029	13,000,000	13,236,601
American Homes 4 Rent LP 4.95% 6/15/2030	43,000	43,811
American Homes 4 Rent LP 5.25% 3/15/2035	10,000,000	10,148,961
American Homes 4 Rent LP 5.5% 2/1/2034	25,000,000	25,814,214
American Homes 4 Rent LP 5.5% 7/15/2034	47,000	48,501
ERP Operating LP 4.65% 9/15/2034	5,000,000	4,958,387
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	35,000,000	33,862,714
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	5,000,000	4,949,724
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	33,000,000	34,365,306
Sun Communities Operating LP 2.7% 7/15/2031	18,000,000	16,321,713
Sun Communities Operating LP 4.2% 4/15/2032	18,439,000	17,973,327
UDR Inc 3% 8/15/2031	1,500,000	1,387,462
UDR Inc 5.125% 9/1/2034	15,000,000	15,228,039
		220,174,588
Retail REITs - 4.7%
Agree LP 2.6% 6/15/2033	6,100,000	5,255,618
Agree LP 2.9% 10/1/2030	1,500,000	1,399,226
Agree LP 4.8% 10/1/2032	1,288,000	1,302,532
Agree LP 5.625% 6/15/2034	7,372,000	7,693,958
Brixmor Operating Partnership LP 2.5% 8/16/2031	9,000,000	8,016,603
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,000,000	3,926,320
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,872,000	1,854,657
Brixmor Operating Partnership LP 4.85% 2/15/2033	45,000	44,882
Brixmor Operating Partnership LP 5.5% 2/15/2034	10,000,000	10,313,207
CBL & Associates LP 4.6% (e)(j)	18,229,000	2
CBL & Associates LP 5.25% (e)(j)	11,371,000	1
CBL & Associates LP 5.95% (e)(j)	10,317,000	0
Kimco Realty OP LLC 4.6% 2/1/2033	9,000,000	8,961,507
Kimco Realty OP LLC 6.4% 3/1/2034	3,424,000	3,777,262
Kite Realty Group LP 5.2% 8/15/2032	18,000,000	18,365,072
Kite Realty Group LP 5.5% 3/1/2034	14,007,000	14,448,888
NNN REIT Inc 3.5% 4/15/2051	12,000,000	8,515,080
NNN REIT Inc 5.5% 6/15/2034	4,000,000	4,146,250
NNN REIT Inc 5.6% 10/15/2033	4,689,000	4,907,440
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	16,500,000	14,689,450
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	16,021,000	15,841,557
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	10,000,000	10,227,517
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	21,507,000	22,464,295
Realty Income Corp 3.4% 1/15/2030	7,000,000	6,780,923
Realty Income Corp 4% 7/15/2029	3,000,000	2,985,418
Realty Income Corp 5.125% 2/15/2034	3,500,000	3,585,826
Realty Income Corp 5.125% 4/15/2035	10,000,000	10,165,548
Regency Centers LP 5.25% 1/15/2034	5,000,000	5,149,438
Simon Property Group LP 4.75% 9/26/2034	18,000,000	17,886,579
Simon Property Group LP 5.125% 10/1/2035	5,000,000	5,065,817
Simon Property Group LP 5.85% 3/8/2053	19,000,000	19,610,142
Simon Property Group LP 6.25% 1/15/2034	5,000,000	5,489,549
Simon Property Group LP 6.65% 1/15/2054	15,000,000	17,075,408
		259,945,972
Specialized REITs - 8.4%
American Tower Corp 2.7% 4/15/2031	2,000,000	1,825,316
American Tower Corp 3.8% 8/15/2029	23,000,000	22,579,402
American Tower Corp 4.05% 3/15/2032	22,000,000	21,324,330
American Tower Corp 5.4% 1/31/2035	15,000,000	15,450,996
American Tower Corp 5.45% 2/15/2034	29,000,000	30,079,183
American Tower Corp 5.55% 7/15/2033	18,250,000	19,107,635
American Tower Corp 5.65% 3/15/2033	20,000,000	21,066,622
American Tower Corp 5.9% 11/15/2033	8,000,000	8,556,536
Crown Castle Inc 2.1% 4/1/2031	9,000,000	7,891,136
Crown Castle Inc 2.25% 1/15/2031	14,000,000	12,473,640
Crown Castle Inc 2.5% 7/15/2031	5,000,000	4,453,282
Crown Castle Inc 2.9% 4/1/2041	8,500,000	6,229,457
Crown Castle Inc 3.8% 2/15/2028	2,000,000	1,977,941
Crown Castle Inc 4.75% 5/15/2047	5,000,000	4,394,638
Crown Castle Inc 5% 1/11/2028	3,000,000	3,040,838
Crown Castle Inc 5.1% 5/1/2033	30,000,000	30,383,604
Crown Castle Inc 5.2% 2/15/2049	15,000,000	13,815,259
Crown Castle Inc 5.2% 9/1/2034	30,000,000	30,321,701
Crown Castle Inc 5.6% 6/1/2029	5,000,000	5,195,027
Crown Castle Inc 5.8% 3/1/2034	36,000,000	37,914,858
CubeSmart LP 2.5% 2/15/2032	10,000,000	8,837,951
CubeSmart LP 4.375% 2/15/2029	12,000,000	12,018,668
CubeSmart LP 5.125% 11/1/2035	10,000,000	9,960,261
EPR Properties 3.6% 11/15/2031	2,000,000	1,845,487
EPR Properties 4.95% 4/15/2028	8,000,000	8,074,663
Equinix Inc 3% 7/15/2050	11,000,000	7,208,314
Equinix Inc 3.2% 11/18/2029	10,000,000	9,587,856
Equinix Inc 3.9% 4/15/2032	28,000,000	26,919,948
Iron Mountain Inc 4.5% 2/15/2031 (b)	4,500,000	4,316,161
Iron Mountain Inc 4.875% 9/15/2027 (b)	3,000,000	2,990,680
Iron Mountain Inc 5.25% 7/15/2030 (b)	5,000,000	4,976,696
Iron Mountain Inc 6.25% 1/15/2033 (b)	21,385,000	21,871,017
Millrose Properties Inc 6.25% 9/15/2032 (b)	5,000,000	5,023,900
Public Storage Operating Co 5.1% 8/1/2033	5,000,000	5,184,732
Public Storage Operating Co 5.35% 8/1/2053	8,500,000	8,404,271
SBA Communications Corp 3.125% 2/1/2029	25,000,000	23,632,305
SBA Communications Corp 3.875% 2/15/2027	10,000,000	9,888,128
		468,822,439
TOTAL REAL ESTATE		1,738,315,666

TOTAL UNITED STATES		1,943,139,234
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,904,663,388)		1,954,092,344

Non-Convertible Preferred Stocks - 9.8%
	Shares	Value ($)
CANADA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Inc Series 1, 5 year U.S. Treasury Index + 3.14%, 5.9491% (c)(d)	498,275	12,157,910
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (c)(d)	111,400	2,684,740

TOTAL CANADA		14,842,650
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(h)	1,220,000	12
UNITED STATES - 9.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	67,800	1,768,902
Financials - 4.4%
Capital Markets - 1.1%
DigitalBridge Group Inc 7.125% Series J	1,171,346	24,609,979
DigitalBridge Group Inc Series H, 7.125%	887,620	19,154,840
DigitalBridge Group Inc Series I, 7.15%	861,892	18,401,394
		62,166,213
Mortgage Real Estate Investment Trusts (REITs) - 3.3%
AGNC Investment Corp 7.75% Series G (d)	320,000	7,904,000
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	653,202	16,656,651
AGNC Investment Corp Series H, 8.75%	300,000	7,608,000
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	1,069,599	26,836,239
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	1,374,443	34,965,830
Arbor Realty Trust Inc Series D 6.375%	126,100	2,235,753
Arbor Realty Trust Inc Series F, 6.25% (d)	447,536	9,850,267
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	212,370	5,362,343
MFA Financial Inc 7.5%	211,532	4,463,325
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (c)(d)	788,551	18,735,972
Pennymac Mortgage Investment Trust 6.75%	217,700	4,103,644
Pennymac Mortgage Investment Trust 8.125% (d)	194,805	4,669,476
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (c)(d)	309,033	7,469,328
Rithm Capital Corp 7% Series D (d)	151,200	3,720,987
Two Harbors Investment Corp 7.625% Series B (d)	776,859	17,370,568
Two Harbors Investment Corp 8.125% Series A (d)	363,526	8,457,432
		180,409,815
TOTAL FINANCIALS		242,576,028

Real Estate - 5.1%
Diversified REITs - 1.1%
Armada Hoffler Properties Inc Series A 6.75%	255,050	5,430,015
CTO Realty Growth Inc 6.375%	120,000	2,504,399
Gladstone Commercial Corp Series E 6.625%	157,675	3,535,074
Gladstone Commercial Corp Series G, 6%	391,000	7,847,370
Global Net Lease Inc 6.875% Series B	294,000	6,515,039
Global Net Lease Inc 7.25% Series A	509,695	11,697,500
Global Net Lease Inc 7.375% Series E	379,839	8,907,225
Global Net Lease Inc 7.5%	721,484	17,380,550
		63,817,172
Health Care REITs - 0.2%
Global Medical REIT Inc 7.5% Series A	150,848	3,694,268
National Healthcare Properties Inc Series A, 7.375%	364,800	6,593,760
National Healthcare Properties Inc Series B, 7.125%	190,000	3,334,500
		13,622,528
Hotel & Resort REITs - 1.6%
Ashford Hospitality Trust Inc Series H 7.5%	23,951	341,301
Braemar Hotels & Resorts Inc 8.25% Series D	173,050	3,581,270
DiamondRock Hospitality Co 8.25%	448,231	11,357,770
Pebblebrook Hotel Trust 6.3% Series F	281,697	5,371,962
Pebblebrook Hotel Trust 6.375%	666,800	12,642,528
Pebblebrook Hotel Trust 6.375% Series E	372,994	7,144,327
Pebblebrook Hotel Trust Series H, 5.7%	717,200	12,464,936
Sotherly Hotels Inc 7.875% Series C	107,000	1,806,160
Sotherly Hotels Inc 8% Series B	67,250	1,115,005
Summit Hotel Properties Inc Series E, 6.25%	457,602	9,065,096
Summit Hotel Properties Inc Series F, 5.875%	377,000	7,521,150
Sunstone Hotel Investors Inc Series H, 6.125%	180,000	3,807,000
Sunstone Hotel Investors Inc Series I, 5.7%	240,000	4,740,000
		80,958,505
Industrial REITs - 0.3%
Prologis Inc Series Q, 8.54%	93,396	5,090,082
Rexford Industrial Realty Inc 5.625% Series C	317,525	7,006,348
Rexford Industrial Realty Inc 5.875% Series B	148,400	3,368,680
		15,465,110
Office REITs - 0.4%
Hudson Pacific Properties Inc 4.75% Series C	686,200	10,289,569
Vornado Realty Trust 5.25% Series M	275,004	4,922,572
Vornado Realty Trust Series L, 5.4%	388,600	6,884,049
Vornado Realty Trust Series N 5.25%	100,000	1,782,000
		23,878,190
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	43,000	592,110
Brookfield Property Partners LP 6.5%	34,125	512,557
Seritage Growth Properties Series A, 7%	91,986	2,160,751
		3,265,418
Residential REITs - 0.7%
American Homes 4 Rent 5.875% Series G	439,881	10,843,067
American Homes 4 Rent Series H, 6.25%	411,648	10,217,103
UMH Properties Inc 6.375% Series D	844,525	19,027,148
		40,087,318
Retail REITs - 0.3%
Agree Realty Corp 4.25%	259,800	4,569,882
Cedar Realty Trust Inc 7.25%	31,436	581,880
Kimco Realty Corp 5.125%	49,000	1,019,690
Kimco Realty Corp Series M 5.25%	58,100	1,236,368
Regency Centers Corp 5.875%	69,225	1,628,172
Regency Centers Corp 6.25% Series A	281,325	6,661,776
Saul Centers Inc 6% Series E	76,841	1,672,829
Saul Centers Inc 6.125% Series D	57,775	1,231,763
		18,602,360
Specialized REITs - 0.4%
Digital Realty Trust Inc 5.25%	80,800	1,836,584
Digital Realty Trust Inc Series K 5.85%	42,600	1,031,346
Digital Realty Trust Inc Series L, 5.2%	82,700	1,835,940
EPR Properties 5.75%	50,000	991,500
Gladstone Land Corp 5% Series D	30,000	746,100
National Storage Affiliates Trust Series A, 6%	546,375	12,506,524
Public Storage Operating Co 4%	47,800	797,304
Public Storage Operating Co 4%	45,700	763,647
Public Storage Operating Co 5.05% Series G	43,800	934,692
Public Storage Operating Co 5.15% Series F	25,800	569,922
Public Storage Operating Co Series L, 4.625%	35,900	689,639
Public Storage Operating Co Series MM, 4.125%	28,000	482,507
Public Storage Operating Co Series S, 4.1%	100,000	1,712,000
		24,897,705
TOTAL REAL ESTATE		284,594,306

TOTAL UNITED STATES		528,939,236
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $594,226,817)		543,781,898

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (d)(k) (Cost $6,000,000)	6,000,000	6,370,515

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.18	322,060,977	322,125,389
Fidelity Securities Lending Cash Central Fund (l)(m)	4.18	934,255	934,348
TOTAL MONEY MARKET FUNDS (Cost $323,027,205)			323,059,737

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,457,419,606)	5,554,279,876
NET OTHER ASSETS (LIABILITIES) - 0.4%	20,455,119
NET ASSETS - 100.0%	5,574,734,995

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,386,480,797 or 24.9% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Non-income producing.
(i)	Security or a portion of the security is on loan at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	552,314,390	194,528,880	424,723,625	4,745,114	5,744	-	322,125,389	322,060,977	0.6%
Fidelity Securities Lending Cash Central Fund	-	27,255,140	26,320,792	4,201	-	-	934,348	934,255	0.0%
Total	552,314,390	221,784,020	451,044,417	4,749,315	5,744	-	323,059,737

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.